Comprehensive Income	12 Months Ended
Sep. 30, 2011
Comprehensive Income
Comprehensive Income

Note 11—Comprehensive Income

Total comprehensive income represents the sum of net income and items of "other comprehensive income or loss" that are reported directly in equity on an after tax basis, such as the net unrealized holding gain or loss on securities available for sale and defined benefit pension plan adjustments. The Company has reported its total comprehensive income in the consolidated statements of comprehensive income changes in stockholders' equity.

Accumulated other comprehensive income, which is included in stockholders' equity, consisted of the following:

	September 30,
	2011	2010
	(In thousands)
Net unrealized holding gains on securities available for sale, net of deferred income tax of $(290,000) and $(229,000), respectively	$441	$349
Benefit plan adjustment, net of related deferred taxes of $278,000 and $185,000, respectively	(423)	(285)

	$18	$64